RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Fair value (gains) losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	$ (3,402)	$ 1,192
Cross currency interest rate swaps	(3,402)	1,192
Foreign exchange forward contracts
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	93	8
Cross currency interest rate swaps	93	8
Foreign exchange collar contracts
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	(2,627)
Cross currency interest rate swaps	(2,627)
Losses on term loan debt modifications
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments		752
Cross currency interest rate swaps		752
Cross currency interest rate swaps
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	5,936	(1,952)
Cross currency interest rate swaps	$ 5,936	$ (1,952)